Organization and Principal Activities (Details) - Schedule of net assets acquired by the company upon business combination	Dec. 31, 2020 USD ($)
Schedule of net assets acquired by the company upon business combination [Abstract]
Cash	$ 2,476,198
Prepaid expenses and other current assets	209
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$ 2,418,444